Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Oct. 02, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt	$ (2,805,037)		$ (1,474,941)
Subtotal (excluding lessor VIE debt)	(2,575,000)		(1,160,475)
Deferred financing costs	47,013		22,686
Total debt, net of deferred financing costs	(2,758,024)		(1,452,255)
Gimi facilities | Revolving credit facility
Debt Instrument [Line Items]
Total debt	(1,200,000)		(670,833)
2025 Convertible Bonds | Convertible debt
Debt Instrument [Line Items]
Long-term and short-term debt, gross	(575,000)		0
2025 Senior Unsecured Notes | Unsecured debt
Debt Instrument [Line Items]
Long-term and short-term debt, gross	(500,000)		0
2024 Unsecured Bonds | Unsecured debt
Debt Instrument [Line Items]
Long-term and short-term debt, gross	(300,000)		(300,000)
2021 Unsecured Bonds | Unsecured debt
Debt Instrument [Line Items]
Long-term and short-term debt, gross	0	$ (189,700)	(189,642)
CSSC VIE debt - FLNG Hilli facility | Secured debt
Debt Instrument [Line Items]
Total debt	$ (230,037)		$ (314,466)